March 3, 2003



Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

      Re:   Dreyfus Index Funds, Inc.
            Registration Statement File Nos. 33-31809; 811-5883

Ladies and Gentlemen:

     This filing is being made pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), for the purpose of informing the SEC that there were no material or non-material changes since the Registrant's Post-Effective Amendment No. 19, filed with the SEC on February 21, 2003.

     If you have any questions or comments on the attached, please do not hesitate to contact the undersigned at (212) 922-6855.


                                                Very truly yours,



                                                /s/Lisa R. Grosswirth
                                                Lisa R. Grosswirth







cc:   Stroock & Stroock & Lavan
      PricewaterhouseCoopers LLP
      Michael A. Rosenberg